Cash, Cash Equivalents and Investments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Cash and Cash Equivalents [Line Items]
Cost method investments	$ 34	$ 52
Other than temporary impairment losses, available-for-sale securities	8	0	$ 0
Gain on sale of investments	12		0
Distribution from equity method investment			134
Net investment income			115
Realized gains	0	1	$ 6
Investments with continuous unrealized losses	$ 0	$ 0
Minimum
Cash and Cash Equivalents [Line Items]
Lease term	1 month
Maximum
Cash and Cash Equivalents [Line Items]
Lease term	8 years